Sustainable Securitized Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
1 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 103 .98%
ASSET-BACKED SECURITIES — 20 .07% **
Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2
1.94% 08/15/46
1
$ 175,000 $ 166,424
Allegro CLO X Ltd.,
Series 2019-1A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.60%)
6.22% 04/20/32
1,2,3
50,000 50,058
Allegro CLO XI Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.90%)
6.52% 01/19/33
1,2,3
35,000 35,084
ALLO Issuer LLC,
Series 2024-1A, Class B
7.15% 07/20/54
1
100,000 102,043
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU1, Class D
(SOFR30A plus 2.75%)
7.32% 06/25/47
1,2
34,112 34,463
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.56% 10/17/34
1,2,3
50,000 50,147
CIFC Funding Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
5.97% 04/17/35
1,2,3
50,000 50,175
CyrusOne Data Centers Issuer I LLC,
Series 2024-1A, Class A2
4.76% 03/22/49
1
85,000 82,006
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.67% 08/15/31
1,2,3
48,169 48,265
Dryden 72 CLO Ltd.,
Series 2019-72A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.65%)
6.17% 05/15/32
1,2,3
115,000 115,094
Frontier Issuer LLC,
Series 2023-1, Class A2
6.60% 08/20/53
1
110,000 112,049
Golub Capital Partners CLO 50B-R Ltd.,
Series 2020-50A, Class AJR
(United Kingdom)
(CME Term SOFR 3-Month plus 1.60%)
6.88% 04/20/35
1,2,3
70,000 70,025
GoodLeap Home Improvement Solutions Trust,
Series 2024-1A, Class A
5.35% 10/20/46
1
106,704 106,376
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
GoodLeap Sustainable Home Solutions Trust,
Series 2022-1GS, Class A
2.70% 01/20/49
1
$ 70,305 $ 58,596
GoodLeap Sustainable Home Solutions Trust,
Series 2023-1GS, Class A
5.52% 02/22/55
1
84,720 80,849
GoodLeap Sustainable Home Solutions Trust,
Series 2023-2GS, Class A
5.70% 05/20/55
1
44,837 43,203
Hotwire Funding LLC,
Series 2024-1A, Class A2
5.89% 06/20/54
1
25,000 25,284
HPS Loan Management Ltd.
Series 15A-19, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
5.95% 01/22/35
1,2,3
60,000 60,146
HPS Loan Management Ltd.,
Series 2021-16A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
6.59% 01/23/35
1,2,3
50,000 50,091
Loanpal Solar Loan Ltd.,
Series 2021-1GS, Class A
2.29% 01/20/48
1
135,445 107,200
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.23% 04/20/30
1,2,3
50,000 50,098
Madison Park Funding XXXIX Ltd.,
Series 2021-39A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.75%)
6.38% 10/22/34
1,2,3
105,000 105,146
Mosaic Solar Loan Trust,
Series 2020-2A, Class A
1.44% 08/20/46
1
42,736 35,599
Navient Student Loan Trust,
Series 2017-1A, Class A3
(SOFR30A plus 1.26%)
5.83% 07/26/66
1,2
91,549 92,451
Nelnet Student Loan Trust,
Series 2012-1A, Class B
(SOFR30A plus 1.11%)
5.68% 06/25/42
1,2
100,000 98,726
Neuberger Berman Loan Advisers CLO 50 Ltd.,
Series 2022-50A, Class BR
(United Kingdom)
(CME Term SOFR 3-Month plus 1.65%)
6.28% 07/23/36
1,2,3
80,000 80,215
Octagon Investment Partners 39 Ltd.,
Series 2018-3A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.77% 10/20/30
1,2,3
54,634 54,709

Sustainable Securitized Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OSD CLO Ltd.,
Series 2021-23A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
5.78% 04/17/31
1,2,3
$ 24,097 $ 24,098
OSD CLO Ltd.,
Series 2021-23A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
0.01% 01/17/37
1,2,3
150,000 150,225
Progress Residential,
Series 2021-SFR3, Class E1
2.54% 05/17/26
1
40,000 38,898
Sixth Street CLO XVII Ltd.,
Series 2021-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.50%)
6.12% 01/20/34
1,2,3
60,000 60,138
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
5.38% 01/25/29
2
28,930 28,225
Sofi Professional Loan Program Trust,
Series 2021-B, Class AFX
1.14% 02/15/47
1
32,502 28,010
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2
1.88% 03/26/46
1
138,000 132,794
Switch ABS Issuer LLC,
Series 2024-1A, Class A2
6.28% 03/25/54
1
75,000 76,129
Switch ABS Issuer LLC,
Series 2024-1A, Class B
6.50% 03/25/54
1
100,000 100,824
Symphony CLO XIX Ltd.,
Series 2018-19A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.26% 04/16/31
1,2,3
50,000 50,045
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65% 09/15/45
1
50,000 48,835
Voya CLO Ltd.,
Series 2014-4A, Class A2RA
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
6.52% 07/14/31
1,2,3
50,000 50,145
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.78% 10/20/31
1,2,3
33,374 33,408
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Voya CLO Ltd.,
Series 2020-1A, Class CR
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.36%)
7.01% 07/16/34
1,2,3
$ 50,000 $ 50,123
Total Asset-Backed Securities
(Cost $2,848,536) 2,836,419
MORTGAGE-BACKED — 74 .18% **
Non-Agency Commercial Mortgage-Backed — 21 .69%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2
3.90% 08/10/35
1
23,000 22,703
1211 Avenue of the Americas Trust,
Series 2015-1211, Class B
4.09% 08/10/35
1,4
100,000 98,567
245 Park Avenue Trust,
Series 2017-245P, Class E
3.66% 06/05/37
1,4
100,000 90,339
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A
(CME Term SOFR 1-Month plus 1.18%)
5.66% 09/15/34
1,2
58,000 57,603
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09% 08/10/38
1,4
100,000 95,637
BX Commercial Mortgage Trust,
Series 2022-AHP, Class D
(CME Term SOFR 1-Month plus 2.44%)
6.84% 01/17/39
1,2
100,000 98,523
BX Commercial Mortgage Trust,
Series 2024-VLT5, Class C
6.19% 11/13/46
1,4
100,000 101,198
BX Trust,
Series 2023-LIFE, Class B
5.39% 02/15/28
1
100,000 96,395
BX Trust,
Series 2024-BIO, Class B
(CME Term SOFR 1-Month plus 1.94%)
6.34% 02/15/41
1,2
65,000 65,154
BXHPP Trust,
Series 2021-FILM, Class C
(CME Term SOFR 1-Month plus 1.21%)
5.61% 08/15/36
1,2
30,000 28,197
BXP Trust,
Series 2017-GM, Class C
3.42% 06/13/39
1,4
100,000 93,936
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
140,000 122,878
CONE Trust,
Series 2024-DFW1, Class A
(CME Term SOFR 1-Month plus 1.64%)
6.04% 08/15/41
1,2
59,000 59,386

Sustainable Securitized Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
3 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
CONE Trust,
Series 2024-DFW1, Class B
(CME Term SOFR 1-Month plus 2.29%)
6.69% 08/15/41
1,2
$ 50,000 $ 50,112
DOLP Trust,
Series 2021-NYC, Class A
2.96% 05/10/41
1
100,000 85,762
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A
3.55% 09/10/35
1,4
23,000 22,520
Grace Trust,
Series 2020-GRCE, Class A
2.35% 12/10/40
1
100,000 84,018
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class D
3.44% 07/10/39
1,4
100,000 88,530
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
2.94% 12/10/41
1,4
100,000 78,199
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-ICON, Class XB (IO)
0.62% 01/05/34
1,4
10,000,000 70,097
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP, Class C
2.93% 11/05/44
1,4
125,000 87,120
Life Mortgage Trust,
Series 2021-BMR, Class C
(CME Term SOFR 1-Month plus 1.21%)
5.61% 03/15/38
1,2
79,313 78,227
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D
2.33% 09/10/39
1,4
50,000 44,961
MFT Mortgage Trust,
Series 2020-B6, Class B
3.28% 08/10/40
1,4
150,000 97,247
MHC Trust,
Series 2021-MHC2, Class B
(CME Term SOFR 1-Month plus 1.21%)
5.61% 05/15/38
1,2
118,640 118,543
MHC Trust,
Series 2021-MHC2, Class D
(CME Term SOFR 1-Month plus 1.61%)
6.01% 05/15/38
1,2
112,000 111,785
MKT Mortgage Trust,
Series 2020-525M, Class D
2.94% 02/12/40
1,4
100,000 69,690
Morgan Stanley Capital I Trust,
Series 2021-PLZA, Class A
2.57% 11/09/43
1
110,000 88,198
Morgan Stanley Capital I Trust,
Series 2021-PLZA, Class B
2.81% 11/09/43
1,4
150,000 118,716
NYC Commercial Mortgage Trust,
Series 2021-909, Class A
2.94% 04/10/43
1
100,000 79,176
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
NYC Trust,
Series 2024-3ELV, Class C
(CME Term SOFR 1-Month plus 2.84%)
7.24% 08/15/29
1,2
$ 100,000 $ 100,880
NYC Trust,
Series 2024-3ELV, Class D
(CME Term SOFR 1-Month plus 3.84%)
8.24% 08/15/29
1,2
100,000 101,206
One New York Plaza Trust,
Series 2020-1NYP, Class AJ
(CME Term SOFR 1-Month plus 1.36%)
5.76% 01/15/36
1,2
150,000 141,251
SFO Commercial Mortgage Trust,
Series 2021-555, Class B
(CME Term SOFR 1-Month plus 1.61%)
6.01% 05/15/38
1,2
100,000 96,222
TTAN,
Series 2021-MHC, Class C
(CME Term SOFR 1-Month plus 1.46%)
5.86% 03/15/38
1,2
80,750 80,790
VASA Trust,
Series 2021-VASA, Class B
(CME Term SOFR 1-Month plus 1.36%)
5.76% 07/15/39
1,2
100,000 91,822
Wells Fargo Commercial Mortgage Trust,
Series 2024-SVEN, Class C
6.32% 06/10/37
1,4
50,000 50,406
3,065,994
Non-Agency Mortgage-Backed — 9 .89%
Ajax Mortgage Loan Trust,
Series 2021-G, Class A
1.88% 06/25/61
1,4
53,176 51,657
BINOM Securitization Trust,
Series 2022-RPL1, Class M1
3.00% 02/25/61
1,4
50,000 39,617
Cascade MH Asset Trust,
Series 2019-MH1, Class A
4.00% 11/25/44
1,4
36,548 34,269
Cascade MH Asset Trust,
Series 2021-MH1, Class A1
1.75% 02/25/46
1
57,870 51,545
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 01/25/25)
4.25% 08/25/54
1
86,296 82,707
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,4
46,987 42,231
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
125,864 114,578
Credit Suisse Mortgage Capital Certificates,
Series 2021-RP11, Class CERT
3.78% 10/27/61

47,157 35,551

Sustainable Securitized Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL4, Class A1
2.00% 01/25/60
1,4
$ 55,093 $ 48,903
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL6, Class A1
3.46% 03/25/59
1,4
102,453 102,384
Credit Suisse Mortgage Capital Trust,
Series 2021-RPL3, Class M3
3.99% 01/25/60
1,4
90,000 70,959
Credit Suisse Mortgage Capital Trust,
Series 2021-RPL4, Class A1
4.10% 12/27/60
1,4
63,751 63,597
Legacy Mortgage Asset Trust,
Series 2021-GS4, Class A1 (STEP-reset date 01/25/25)
4.65% 11/25/60
1
47,380 47,416
Legacy Mortgage Asset Trust,
Series 2021-GS5, Class A1 (STEP-reset date 01/25/25)
5.25% 07/25/67
1
83,341 83,187
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2B
(CME Term SOFR 1-Month plus 0.45%)
4.79% 05/25/37
2
12,088 8,173
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(CME Term SOFR 1-Month plus 0.61%)
4.95% 06/25/37
2
46,128 45,734
MFA Trust,
Series 2023-INV2, Class B1
7.99% 10/25/58
1,4
30,000 30,068
PRKCM Trust,
Series 2021-AFC1, Class A1
1.51% 08/25/56
1,4
33,433 27,545
PRPM LLC,
Series 2024-RPL1, Class A3
4.00% 12/25/64
1,4
70,000 65,188
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A4
(CME Term SOFR 1-Month plus 0.36%)
4.70% 07/25/37
2
133,803 109,080
Towd Point Mortgage Trust,
Series 2015-1, Class B1
4.75% 10/25/53
1,4
45,000 42,547
Towd Point Mortgage Trust,
Series 2019-2, Class M1
3.75% 12/25/58
1,4
100,000 86,331
Towd Point Mortgage Trust,
Series 2020-MH1, Class M2A
2.75% 02/25/60
1,4
125,000 114,827
1,398,094
U.S. Agency Commercial Mortgage-Backed — 1 .74%
Freddie Mac Multifamily ML Certificates,
Series 2021-ML12, Class XUS (IO)
1.23% 07/25/41
4
1,064,189 96,596
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2021-17, Class IO (IO)
1.05% 01/16/61
4
$ 700,221 $ 54,252
Ginnie Mae,
Series 2021-36, Class IO (IO)
1.29% 03/16/63
4
604,310 49,347
Ginnie Mae,
Series 2023-127, Class IO (IO)
0.41% 07/16/57
4
2,666,209 45,929
246,124
U.S. Agency Mortgage-Backed — 40 .86%
Fannie Mae Interest Strip,
Series 426, Class C41 (IO)
2.00% 03/25/51 148,670 19,193
Fannie Mae Interest Strip,
Series 426, Class C42 (IO)
2.00% 11/25/50 105,255 13,305
Fannie Mae Interest Strip,
Series 434, Class C29 (IO)
2.00% 10/25/52 228,457 29,460
Fannie Mae Pool AL9266
3.00% 10/01/46 110,170 96,402
Fannie Mae Pool BQ1226
2.00% 09/01/50 118,270 92,866
Fannie Mae Pool BV9977
3.50% 06/01/52 84,267 74,638
Fannie Mae Pool BW0000
4.00% 07/01/52 84,704 77,563
Fannie Mae Pool CB2074
2.50% 11/01/51 143,613 118,062
Fannie Mae Pool CB4211
4.50% 07/01/52 109,286 102,987
Fannie Mae Pool FM5254
2.00% 12/01/50 142,122 111,463
Fannie Mae Pool FM6400
2.00% 03/01/51 91,561 72,257
Fannie Mae Pool FS1334
2.00% 11/01/51 144,008 112,744
Fannie Mae Pool FS1598
2.00% 04/01/52 95,142 74,129
Fannie Mae Pool MA4398
2.00% 08/01/51 151,473 118,429
Fannie Mae Pool MA4783
4.00% 10/01/52 120,888 110,641
Fannie Mae REMICS,
Series 2019-25, Class PA
3.00% 05/25/48 167,735 151,687
Fannie Mae REMICS,
Series 2024-69, Class FA
(SOFR30A plus 1.25%)
5.82% 10/25/54
2
95,069 95,042
Fannie Mae REMICS,
Series 2024-84, Class FD
(SOFR30A plus 1.15%)
5.72% 11/25/54

197,897 196,749

Sustainable Securitized Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
5 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G67708
3.50% 03/01/48 $ 33,908 $ 30,598
Freddie Mac Pool QA7550
3.00% 03/01/50 58,879 50,889
Freddie Mac Pool QA8518
3.00% 04/01/50 69,934 60,475
Freddie Mac Pool QC8921
2.50% 10/01/51 122,382 100,768
Freddie Mac Pool QD1841
2.00% 11/01/51 124,020 96,811
Freddie Mac Pool RA4201
2.00% 12/01/50 86,123 67,699
Freddie Mac Pool RA5552
3.00% 07/01/51 204,979 175,848
Freddie Mac Pool RA5855
2.50% 09/01/51 176,549 144,753
Freddie Mac Pool RA6071
2.00% 10/01/51 128,633 101,001
Freddie Mac Pool RA6528
2.50% 02/01/52 20,677 16,912
Freddie Mac Pool RA7091
2.50% 03/01/52 86,999 71,035
Freddie Mac Pool RA7543
4.00% 06/01/52 107,659 98,728
Freddie Mac Pool SD7511
3.50% 01/01/50 30,213 27,192
Freddie Mac Pool SD7549
2.00% 01/01/52 127,015 100,564
Freddie Mac Pool SD8160
2.00% 08/01/51 48,354 37,806
Freddie Mac Pool SD8222
4.00% 06/01/52 84,877 77,735
Freddie Mac REMICS,
Series 3067, Class FA
(SOFR30A plus 0.46%)
5.06% 11/15/35
2
45,162 44,596
Freddie Mac REMICS,
Series 3071, Class TF
(SOFR30A plus 0.41%)
5.01% 04/15/35
2
285 285
Freddie Mac REMICS,
Series 4139, Class DA
1.25% 12/15/27 11,484 11,055
Freddie Mac REMICS,
Series 5473, Class BF
(SOFR30A plus 1.30%)
5.87% 11/25/54
2
191,987 192,501
Freddie Mac Strips,
Series 386, Class C1 (IO)
2.00% 03/15/52 191,611 25,029
Ginnie Mae (TBA)
2.50% 01/20/55 175,000 146,131
4.00% 01/20/55 125,000 115,163
4.50% 01/20/55 200,000 189,099
5.00% 01/20/55 150,000 145,511
5.50% 01/20/55 350,000 346,921
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA8346
4.00% 10/20/52 $ 123,060 $ 113,649
Ginnie Mae II Pool MA8427
4.50% 11/20/52 119,659 113,547
Ginnie Mae II Pool MA8647
5.00% 02/20/53 115,912 112,874
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
5.95% 08/20/53
2
60,177 60,612
Ginnie Mae,
Series 2023-134, Class F
(SOFR30A plus 1.00%)
5.60% 08/20/53
2
94,087 93,739
Ginnie Mae,
Series 2024-144, Class FD
(SOFR30A plus 1.15%)
5.75% 09/20/54
2
112,096 112,170
Ginnie Mae,
Series 2024-148, Class AF
(SOFR30A plus 1.18%)
5.78% 09/20/54
2
112,835 113,064
Ginnie Mae,
Series 2024-84, Class LF
(SOFR30A plus 1.05%)
5.65% 05/20/54
2
112,737 112,471
Ginnie Mae,
Series 2024-95, Class FW
(SOFR30A plus 1.10%)
5.70% 06/20/54
2
100,607 100,467
Ginnie Mae,
Series 2024-97, Class FW
(SOFR30A plus 1.15%)
5.75% 06/20/54
2
98,957 99,051
UMBS (TBA)
3.00% 01/01/55 75,000 63,641
3.50% 01/01/55 25,000 22,110
4.00% 01/01/55 225,000 205,632
4.50% 01/01/55 175,000 164,530
5.00% 01/01/55 150,000 144,712
5,774,991
Total Mortgage-Backed
(Cost $10,770,990) 10,485,203
U.S. TREASURY SECURITIES — 9 .73%
U.S. Treasury Bonds — 2 .21%
U.S. Treasury Bonds
4.50% 11/15/54 328,000 313,266
U.S. Treasury Notes — 7 .52%
U.S. Treasury Notes
4.25% 11/15/34 505,000 492,178

Sustainable Securitized Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
4.38% 12/31/29 $ 571,000 $ 570,799
1,062,977
Total U.S. Treasury Securities
(Cost $1,385,861) 1,376,243
Total Bonds — 103 .98%
(Cost $15,005,387)
14,697,865
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 6 .25%
Money Market Funds — 6 .25%
Fidelity Investments Money Market Funds - Government
Portfolio
4.38%
5
100,283 100,283
TCW Central Cash Fund
0.01%
5,6
782,637 782,637
Total Short-Term Investments
(Cost $882,920) 882,920
Total Investments - 110.23%
(Cost $15,888,307) 15,580,785
Liabilities in Excess of Other Assets - (10.23)% (1,445,608)
Net Assets - 100.00% $ 14,135,177
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2024.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Represents the current yield as of December 31, 2024.
6
Affiliated investment.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(IO): Interest Only
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 21 03/31/25 $ 4,317,797 $ (389) $ (389)
U.S. Treasury Ten-Year Ultra Bond 16 03/20/25 1,781,000 (22,670) (22,670)
U.S. Treasury Five-Year Note 7 03/31/25 744,133 (3,311) (3,311)
U.S. Treasury Ultra Bond 5 03/20/25 594,531 (17,834) (17,834)
TOTAL FUTURES CONTRACTS $ 7,437,461 $ (44,204) $ (44,204)

Sustainable Securitized Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
7 / December 2024
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Sustainable Securitized Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 8
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2024 is as follows:
SUSTAINABLE SECURITIZED FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 882,920 $ — $ — $ 882,920
Long-Term Investments:
Asset-Backed Securities — 2,836,419 — 2,836,419
Mortgage-Backed Securities — 10,485,203 — 10,485,203
U.S. Treasury Securities 1,376,243 — — 1,376,243
Other Financial Instruments
*
Liabilities:
Futures Contracts
Interest Rate Risk (44,204) — — (44,204)
Total $ 2,214,959 $ 13,321,622 $ — $ 15,536,581
*Other financial instruments include futures.
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2024 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
SHARES
HELD AT END
OF PERIOD
REALIZED
GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
TCW Central Cash Fund $— $10,421,637 $(9,639,000) $13,156 $782,637 782,637 $— $—